Vessels, net (Details Narrative) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Additions	$ 1,385
$675 Million Senior Secured Term Loan Facility ($675 Million Credit Facility) [Member]
Property, Plant and Equipment [Line Items]
Collateral	all vessels comprising the Partnership’s fleet were first priority mortgaged as collateral
Vessel Cost [Member]
Property, Plant and Equipment [Line Items]
Additions	$ 1,385